Schedule of changes in share capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 18,725	$ 16,631
Balance, shares	27,191,075
Common shares issued, net of costs	$ 3,550	22
RSU exercised (note 22b)
Share-based compensation (note 22a)	591	795
Share option exercised (note 22a)	62
Equity warrant granted (note 21d)	791
Shelf prospectus shares issued (note 21c)	6,615
Balance	$ 19,760	$ 18,725
Balance, shares	35,433,947	27,191,075
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance	$ 9,026	$ 6,855
Balance, shares	27,191,075	26,800,000
Common shares issued, net of costs	$ 3,550	$ 22
Common shares issued, net of costs, shares	990,726	2,200
OFIT GM and OFIT RT acquisition, shares		3,575,632
RSU exercised (note 22b)	$ 1,874
RSU exercised, shares	508,381
Share-based compensation (note 22a)	$ 384
Share-based compensation, shares	81,551
Share option exercised (note 22a)	$ 2,919
Options exercised, shares	457,215
Equity warrant granted (note 21d)	$ 791
Equity warrant granted
Shelf prospectus shares issued (note 21c)	$ 6,615
Shelf prospectus shares issued, shares	2,394,367
Balance	$ 45,285	$ 9,026
Balance, shares	35,433,947	27,191,075
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance	$ 9,026	$ 6,855
Balance, shares	27,191,075	26,800,000
Common shares issued, net of costs	$ 3,550	$ 22
Common shares issued, net of costs, shares	990,726	2,200
Equity warrants exercised (note 21d)	$ 176	$ 83
Broker warrants exercised, shares	235,000	110,000
Acquisition	$ 19,950	$ 2,066
OFIT GM and OFIT RT acquisition, shares		278,875
RSU exercised (note 22b)	$ 1,874
RSU exercised, shares	508,381
Share-based compensation (note 22a)	$ 384
Share-based compensation, shares	81,551
Share option exercised (note 22a)	$ 2,919
Options exercised, shares	457,215
Equity warrant granted (note 21d)	$ 791
Shelf prospectus shares issued (note 21c)	6,615
Balance	$ 45,285	$ 9,026
Balance, shares		27,191,075